Note 2 - Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	In Thousands
	2020	2019
Mortgage loans on real estate:
Residential 1-4 family	$535,994	511,250
Multifamily	111,646	97,104
Commercial	837,766	793,379
Construction	488,626	425,185
Farmland	15,429	19,268
Second mortgages	8,433	10,760
Equity lines of credit	78,889	72,379
Total mortgage loans on real estate	2,076,783	1,929,325
Commercial loans	172,811	98,265
Agricultural loans	1,206	1,569
Consumer installment loans:
Personal	66,193	50,532
Credit cards	4,324	4,302
Total consumer installment loans	70,517	54,834
Other loans	9,283	9,049
	2,330,600	2,093,042
Net deferred loan fees	(9,295)	(7,141)
Total loans	2,321,305	2,085,901
Less: Allowance for loan losses	(38,539)	(28,726)
Loans, net	$2,282,766	2,057,175

Financing Receivable, Nonaccrual [Table Text Block]
	In Thousands
	2020	2019
Residential 1-4 family	$1,022	949
Multifamily	—	—
Commercial real estate	311	1,661
Construction	—	—
Farmland	—	—
Second mortgages	—	—
Equity lines of credit	—	—
Commercial	—	—
Agricultural, installment and other	—	—
Total	$1,333	2,610

Financing Receivable Credit Quality Indicators [Table Text Block]
	In Thousands
									Agricultural,
	Residential 1-4		Commercial			Second	Equity Lines		Installment and
	Family	Multifamily	Real Estate	Construction	Farmland	Mortgages	of Credit	Commercial	Other	Total
Credit Risk Profile by Internally Assigned Grade
December 31, 2020
Pass	$529,546	111,646	837,028	488,571	15,301	8,148	78,565	172,779	80,770	2,322,354
Special mention	2,745	—	149	27	79	169	314	—	156	3,639
Substandard	3,703	—	589	28	49	116	10	32	80	4,607
Total	$535,994	111,646	837,766	488,626	15,429	8,433	78,889	172,811	81,006	2,330,600
December 31, 2019
Pass	$503,861	97,104	791,610	424,517	19,106	10,458	72,237	98,243	65,255	2,082,391
Special mention	2,923	—	—	635	103	174	—	—	101	3,936
Substandard	4,466	—	1,769	33	59	128	142	22	96	6,715
Total	$511,250	97,104	793,379	425,185	19,268	10,760	72,379	98,265	65,452	2,093,042

Financing Receivable, Past Due [Table Text Block]
	In Thousands
	30-59 Days Past Due	60-89 Days Past Due	Nonaccrual and Greater Than 90 Days	Total Nonaccrual and Past Due	Current	Total Loans	Recorded Investment Greater Than 90 Days and Accruing
December 31, 2020
Residential 1-4 family	$2,634	511	1,818	4,963	531,031	535,994	$796
Multifamily	—	—	—	—	111,646	111,646	—
Commercial real estate	—	—	460	460	837,306	837,766	149
Construction	768	—	44	812	487,814	488,626	44
Farmland	—	—	—	—	15,429	15,429	—
Second mortgages	265	—	—	265	8,168	8,433	—
Equity lines of credit	31	302	—	333	78,556	78,889	—
Commercial	114	104	—	218	172,593	172,811	—
Agricultural, installment and other	363	81	60	504	80,502	81,006	60
Total	$4,175	998	2,382	7,555	2,323,045	2,330,600	$1,049
December 31, 2019
Residential 1-4 family	$4,760	799	2,336	7,895	503,355	511,250	$1,387
Multifamily	—	—	—	—	97,104	97,104	—
Commercial real estate	500	—	1,661	2,161	791,218	793,379	—
Construction	1,535	147	594	2,276	422,909	425,185	594
Farmland	57	—	8	65	19,203	19,268	8
Second mortgages	—	—	100	100	10,660	10,760	100
Equity lines of credit	143	—	372	515	71,864	72,379	372
Commercial	71	30	—	101	98,164	98,265	—
Agricultural, installment and other	517	116	46	679	64,773	65,452	46
Total	$7,583	1,092	5,117	13,792	2,079,250	2,093,042	$2,507

Financing Receivable, Allowance for Credit Loss [Table Text Block]
	In Thousands
									Agricultural,
	Residential 1-4		Commercial			Second	Equity Lines		Installment and
	Family	Multifamily	Real Estate	Construction	Farmland	Mortgages	of Credit	Commercial	Other	Total
December 31, 2020
Allowance for loan losses:
Beginning balance	$7,144	1,117	11,114	5,997	187	123	889	1,044	1,111	28,726
Provision	920	424	5,388	1,766	(33)	(37)	74	343	851	9,696
Charge-offs	—	—	—	—	—	—	(7)	(9)	(898)	(914)
Recoveries	34	—	300	173	—	19	41	—	464	1,031
Ending balance	$8,098	1,541	16,802	7,936	154	105	997	1,378	1,528	38,539
Ending balance individually evaluated for impairment	$594	—	148	—	—	—	—	—	—	742
Ending balance collectively evaluated for impairment	$7,504	1,541	16,654	7,936	154	105	997	1,378	1,528	37,797
Loans:
Ending balance	$535,994	111,646	837,766	488,626	15,429	8,433	78,889	172,811	81,006	2,330,600
Ending balance individually evaluated for impairment	$2,399	—	970	—	—	—	—	—	—	3,369
Ending balance collectively evaluated for impairment	$533,595	111,646	836,796	488,626	15,429	8,433	78,889	172,811	81,006	2,327,231
	In Thousands
									Agricultural,
	Residential 1-4		Commercial			Second	Equity Lines		Installment and
	Family	Multifamily	Real Estate	Construction	Farmland	Mortgages	of Credit	Commercial	Other	Total
December 31, 2019
Allowance for loan losses:
Beginning balance	$6,297	1,481	9,753	7,084	221	118	731	622	867	27,174
Provision	838	(364)	1,484	(1,510)	(34)	5	158	422	1,041	2,040
Charge-offs	(15)	—	(173)	—	—	—	—	(15)	(1,160)	(1,363)
Recoveries	24	—	50	423	—	—	—	15	363	875
Ending balance	$7,144	1,117	11,114	5,997	187	123	889	1,044	1,111	28,726
Ending balance individually evaluated for impairment	$795	—	341	—	—	—	—	—	—	1,136
Ending balance collectively evaluated for impairment	$6,349	1,117	10,773	5,997	187	123	889	1,044	1,111	27,590
Loans:
Ending balance	$511,250	97,104	793,379	425,185	19,268	10,760	72,379	98,265	65,452	2,093,042
Ending balance individually evaluated for impairment	$2,569	—	2,471	—	—	—	—	—	—	5,040
Ending balance collectively evaluated for impairment	$508,681	97,104	790,908	425,185	19,268	10,760	72,379	98,265	65,452	2,088,002

Impaired Financing Receivables [Table Text Block]
In Thousands
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2020
With no related allowance recorded:
Residential 1-4 family	$1,162	1,507	—	395	26
Multifamily	—	—	—	—	—
Commercial real estate	311	311	—	311	—
Construction	—	—	—	—	—
Farmland	—	—	—	—	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$1,473	1,818	—	706	26
With allowance recorded:
Residential 1-4 family	$1,242	1,240	594	1,273	66
Multifamily	—	—	—	—	—
Commercial real estate	662	659	148	676	22
Construction	—	—	—	—	—
Farmland	—	—	—	—	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$1,904	1,899	742	1,949	88
Total:
Residential 1-4 family	$2,404	2,747	594	1,668	92
Multifamily	—	—	—	—	—
Commercial real estate	973	970	148	987	22
Construction	—	—	—	—	—
Farmland	—	—	—	—	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$3,377	3,717	742	2,655	114
In Thousands
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2019
With no related allowance recorded:
Residential 1-4 family	$1,090	1,464	—	1,090	99
Multifamily	—	—	—	—	—
Commercial real estate	951	1,124	—	910	17
Construction	—	—	—	—	—
Farmland	—	—	—	—	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$2,041	2,588	—	2,000	116
With allowance recorded:
Residential 1-4 family	$1,489	1,480	795	1,590	83
Multifamily	—	—	—	—	—
Commercial real estate	1,522	1,520	341	2,015	17
Construction	—	—	—	—	—
Farmland	—	—	—	—	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$3,011	3,000	1,136	3,605	100
Total:
Residential 1-4 family	$2,579	2,944	795	2,680	182
Multifamily	—	—	—	—	—
Commercial real estate	2,473	2,644	341	2,925	34
Construction	—	—	—	—	—
Farmland	—	—	—	—	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$5,052	5,588	1,136	5,605	216

Financing Receivable, Troubled Debt Restructuring [Table Text Block]
	2020	2019
Performing TDRs	$2,147	3,080
Nonperforming TDRs	529	1,467
Total TDRs	$2,676	4,547
	December 31, 2020			December 31, 2019
	Number of Contracts	Pre Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment, Net of Related Allowance	Number of Contracts	Pre Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment, Net of Related Allowance
Residential 1-4 family	—	$—	$—	1	$1,338	$619
Multifamily	—	—	—	—	—	—
Commercial real estate	1	111	132	4	2,677	2,399
Construction	—	—	—	—	—	—
Farmland	—	—	—	—	—	—
Second mortgages	—	—	—	—	—	—
Equity lines of credit	—	—	—	—	—	—
Commercial	—	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—	—
Total	1	$111	$132	5	$4,015	$3,018

Schedule of Loans Receivable to Related Parties [Table Text Block]
	In Thousands
	December 31,
	2020	2019
Balance, January 1	$12,878	13,019
New loans and renewals during the year	11,153	31,548
Repayments (including loans paid by renewal) during the year	(16,356)	(31,689)
Balance, December 31	$7,675	12,878